Subsequent event - Additional Information (Detail) $ in Thousands	Nov. 10, 2020 USD ($)
Infobip Member [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Signed agreement for the divestiture of OpenMarket	$ 300,000